Operating Segments	9 Months Ended
Sep. 30, 2021
Disclosure of operating segments [abstract]
OPERATING SEGMENTS

Note 4: Operating Segments

a.	General:

The company has two operating segments, as follows:

Proprietary Products	-	Development, manufacturing, sales, and distribution of plasma-derived protein therapeutics.

Distribution	-	Distribute imported drug products in Israel, which are manufactured by third parties.

b.	Reporting on operating segments:

	Nine months period ended September 30, 2021
	Proprietary Products	Distribution	Total
	U.S Dollars in thousands
	Unaudited

Revenues	$57,316	$14,857	$72,173
Gross profit	$21,711	$2,022	$23,733
Unallocated corporate expenses			(21,127)
Finance income, net			173
Income before taxes on income			$2,779

	Nine months period ended September 30, 2020
	Proprietary Products	Distribution	Total
	U.S Dollars in thousands
	Unaudited

Revenues	$77,633	$24,071	$101,704
Gross profit	$33,816	$3,571	$37,387
Unallocated corporate expenses			(20,799)
Finance income, net			67
Income before taxes on income			$16,655

	Three months period ended September 30, 2021
	Proprietary Products	Distribution	Total
	U.S Dollars in thousands
	Unaudited

Revenues	$17,123	$5,911	$23,034
Gross profit	$5,045	$685	$5,730
Unallocated corporate expenses			(6,534)
Finance expenses, net			(41)
Income before taxes on income			$(845)

	Three months period ended September 30, 2020
	Proprietary Products	Distribution	Total
	U.S Dollars in thousands
	Unaudited

Revenues	$29,691	$5,634	$35,325
Gross profit	$13,755	$1,066	$14,821
Unallocated corporate expenses			(7,058)
Finance expenses, net			(580)
Income before taxes on income			$7,183

	Year Ended December 31, 2020
	Proprietary Products	Distribution	Total
	U.S Dollars in thousands
	Audited

Revenues	$100,916	$32,330	$133,246
Gross profit	$43,166	$4,386	$47,552
Unallocated corporate expenses			(28,315)
Finance expenses, net			(672)
Income before taxes on income			$18,565

c.	Reporting on operating segments by geographic region:

	Nine months period ended September 30, 2021
	Proprietary Products	Distribution	Total
	U.S Dollars in thousands
	Unaudited
Geographical markets
U.S.A and North America	$39,265	-	$39,265
Israel	6,437	14,857	21,294
Europe	4,491	-	4,491
Latin America	5,255	-	5,255
Asia	1,753	-	1,753
Others	115	-	115
	$57,316	$14,857	$72,173

	Nine months period ended September 30, 2020
	Proprietary Products	Distribution	Total
	U.S Dollars in thousands
	Unaudited
Geographical markets
U.S.A and North America	$66,339	$-	$66,339
Israel	3,132	24,071	27,203
Europe	3,690	-	3,690
Latin America	3,976	-	3,976
Asia	444	-	444
Others	52	-	52
	$77,633	$24,071	$101,704

	Three months period ended September 30, 2021
	Proprietary Products	Distribution	Total
	U.S Dollars in thousands
	Unaudited
Geographical markets
U.S.A and North America.	$12,710		$12,710
Israel	849	5,911	6,760
Europe	1,097		1,097
Latin America	1,652		1,652
Asia	734		734
Others	81		82
	$17,123	$5,911	$23,034

	Three months period ended September 30, 2020
	Proprietary Products	Distribution	Total
	U.S Dollars in thousands
	Unaudited
Geographical markets
U.S.A and North America	$25,879	$-	$25,879
Israel	1,126	5,634	6,760
Europe	403	-	403
Latin America	2,104	-	2,104
Asia	158	-	158
Others	21	-	21
	$29,691	$5,634	$35,325

	Year ended December 31, 2020
	Proprietary Products	Distribution	Total
	U.S Dollars in thousands
	Audited
Geographical markets
U.S.A and North America	$84,949	$-	$84,949
Israel	3,814	32,330	36,144
Europe	4,461	-	4,461
Latin America	6,867	-	6,867
Asia	766	-	766
Others	59	-	59
	$100,916	$32,330	$133,246